Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	abrdn ETFs
Entity Central Index Key	dei_EntityCentralIndexKey	0001597934
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated July 31, 2024, to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information,
each dated May 1, 2024, as amended to date

Previously, abrdn ETFs Advisors LLC (“abrdn ETFs Advisors”), served as the investment adviser of each Fund. On July 31, 2024, abrdn Inc. assumed abrdn ETFs Advisors’ investment advisory responsibilities for the Funds. abrdn ETFs Advisors is a directly-owned subsidiary of abrdn Inc., which is an indirect wholly-owned subsidiary of abrdn plc, and therefore, abrdn ETFs Advisors and abrdn Inc. are commonly controlled affiliates. The fees payable under the investment advisory agreement between the Trust and abrdn ETFs Advisors, and the management personnel of abrdn ETFs Advisors previously responsible for providing investment advisory services to the Funds, did not change as a result of abrdn Inc.’s assumption of responsibilities. abrdn Inc. has been registered as an investment adviser with the Securities and Exchange Commission since 1995. abrdn Inc., a Delaware corporation formed in 1993, is located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103.

Please retain this Supplement for future reference.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCI
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCD
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF | abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCIM